Label	Element	Value
Service Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath(SM) Fixed Income Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuidePathSM Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the inception of the Fund on August 31, 2012 to March 31, 2013, the Fund’s portfolio turnover rate was 18.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.75%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.